Fair Value Measurements - Financial Assets Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Catastrophe Bonds, Fair Value Disclosure	$ 2.4	$ 5.1
Derivative assets	17.2	56.2
Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	6,245.6	6,100.9
Recurring | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	17.2	56.2
Recurring | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(13.4)	(3.2)
Recurring | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(23.4)	(31.7)
Recurring | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	5.7
Recurring | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3,908.2	3,788.6
Recurring | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	169.3	52.0
Recurring | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,478.5	1,475.5
Privately-held Investments, at fair value	482.4	533.0
Catastrophe Bonds, Fair Value Disclosure	2.4	2.9
Recurring | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	11.0	6.3
Recurring | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	213.4	221.3
Recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	1,632.5	1,428.7
Recurring | Level 1 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0	0.0
Recurring | Level 1 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0	0.0
Recurring | Level 1 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0	0.0
Recurring | Level 1 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0
Recurring | Level 1 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,206.5	1,098.3
Recurring | Level 1 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	169.2	51.9
Recurring | Level 1 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	247.7	272.2
Privately-held Investments, at fair value	0.0	0.0
Catastrophe Bonds, Fair Value Disclosure	0.0	0.0
Recurring | Level 1 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	9.1	6.3
Recurring | Level 1 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	3,940.7	3,949.6
Recurring | Level 2 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	17.2	56.2
Recurring | Level 2 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(13.4)	(3.2)
Recurring | Level 2 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0	0.0
Recurring | Level 2 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	5.7
Recurring | Level 2 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	2,701.7	2,690.3
Recurring | Level 2 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.1	0.1
Recurring | Level 2 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,230.8	1,203.3
Privately-held Investments, at fair value	0.0	0.0
Catastrophe Bonds, Fair Value Disclosure	2.4	2.9
Recurring | Level 2 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1.9	0.0
Recurring | Level 2 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total	459.0	501.3
Recurring | Level 3 | Derivatives at fair value | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	0.0	0.0
Recurring | Level 3 | Liabilities under derivative contracts | Foreign exchange contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	0.0	0.0
Recurring | Level 3 | Liabilities under derivative contracts | Loss Portfolio Transfer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities under derivative contracts, fair value	(23.4)	(31.7)
Recurring | Level 3 | Total fixed income securities — Available for sale | Non-agency commercial mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0
Recurring | Level 3 | Fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3 | Short-term investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Privately-held Investments, at fair value	482.4	533.0
Catastrophe Bonds, Fair Value Disclosure	0.0	0.0
Recurring | Level 3 | Short-term investments trading at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Recurring | Level 3 | Real estate fund
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,013.8	953.0
U.S. government | Recurring | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	235.0	261.6
U.S. government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,013.8	953.0
U.S. government | Recurring | Level 1 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	235.0	261.6
U.S. government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Level 2 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. government | Recurring | Level 3 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. agency | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	8.2	8.8
U.S. agency | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
U.S. agency | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	8.2	8.8
U.S. agency | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	149.5	149.5
Municipal | Recurring | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3.1	3.6
Municipal | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Level 1 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	149.5	149.5
Municipal | Recurring | Level 2 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	3.1	3.6
Municipal | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Municipal | Recurring | Level 3 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,875.9	1,845.0
Corporate | Recurring | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	165.4	162.1
Corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Level 1 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	1,875.9	1,845.0
Corporate | Recurring | Level 2 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	165.4	162.1
Corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Corporate | Recurring | Level 3 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	110.9	110.4
Non-U.S. government-backed corporate | Recurring | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	9.6	11.6
Non-U.S. government-backed corporate | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 1 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	110.9	110.4
Non-U.S. government-backed corporate | Recurring | Level 2 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	9.6	11.6
Non-U.S. government-backed corporate | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S. government-backed corporate | Recurring | Level 3 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S government | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	269.2	213.6
Non-U.S government | Recurring | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	34.1	30.4
Non-U.S government | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	192.7	145.3
Non-U.S government | Recurring | Level 1 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	12.7	10.6
Non-U.S government | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	76.5	68.3
Non-U.S government | Recurring | Level 2 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	21.4	19.8
Non-U.S government | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-U.S government | Recurring | Level 3 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	924.6	896.5
Asset-backed | Recurring | Level 1 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Asset-backed | Recurring | Level 2 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	924.6	896.5
Asset-backed | Recurring | Level 3 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Non-agency commercial mortgage-backed securities | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		5.6
Non-agency commercial mortgage-backed securities | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Non-agency commercial mortgage-backed securities | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		5.6
Non-agency commercial mortgage-backed securities | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value		0.0
Agency mortgage-backed | Recurring | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	475.0	502.7
Agency mortgage-backed | Recurring | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	20.1	21.4
Agency mortgage-backed | Recurring | Level 1 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Agency mortgage-backed | Recurring | Level 1 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Agency mortgage-backed | Recurring | Level 2 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	475.0	502.7
Agency mortgage-backed | Recurring | Level 2 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	20.1	21.4
Agency mortgage-backed | Recurring | Level 3 | Total fixed income securities — Available for sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
Agency mortgage-backed | Recurring | Level 3 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
High yield loans | Recurring | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	86.6	88.3
High yield loans | Recurring | Level 1 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	0.0	0.0
High yield loans | Recurring | Level 2 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	86.6	88.3
High yield loans | Recurring | Level 3 | Fixed income securities, trading, at fair value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value	$ 0.0	$ 0.0